Long-term Debt	12 Months Ended
Dec. 31, 2018
Long-term Debt

(9) Long-term Debt

Long-term debt consists of the following at December 31, 2018 and 2017:

	December 31, 2018
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,291,088	$11,576	$1,279,512
Accounts Receivable Securitization Program	175,000	1,168	173,832
5% Senior Subordinated Notes	535,000	4,104	530,896
5 3/8% Senior Notes	510,000	4,262	505,738
5 3/4% Senior Notes	400,000	4,754	395,246
Other notes with various rates and terms	3,464	—	3,464
	2,914,552	25,864	2,888,688
Less current maturities	(209,365)	(5,245)	(204,120)
Long-term debt, excluding current maturities	$2,705,187	$20,619	$2,684,568

	December 31, 2017
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$636,750	$7,689	$629,061
5 7/8% Senior Subordinated Notes	500,000	5,850	494,150
5% Senior Subordinated Notes	535,000	4,927	530,073
5 3/8% Senior Notes	510,000	4,982	505,018
5 3/4% Senior Notes	400,000	5,271	394,729
Other notes with various rates and terms	3,659	—	3,659
	2,585,409	28,719	2,556,690
Less current maturities	(22,797)	(5,133)	(17,664)
Long-term debt, excluding current maturities	$2,562,612	$23,586	$2,539,026

Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2019	$34,365	$5,245	$29,120
2020	$56,881	$5,368	$51,513
2021	$248,773	$5,498	$243,275
2022	$556,256	$4,064	$552,192
2023	$541,275	$2,900	$538,375
Later years	$1,477,002	$2,789	$1,474,213

Senior Credit Facility

Lamar Media’s Third Amended and Restated Credit Agreement dated as of May 15, 2017 (as amended, the “senior credit facility”) originally consisted of (i) a $450,000 senior secured revolving credit facility which will mature on May 15, 2022 (the “revolving credit facility”), (ii) a $450,000 Term A loan facility (the “Term A loans”)  which will mature on May 15, 2022, and (iii) an incremental facility pursuant to which Lamar Media may incur additional term loan tranches or increase its revolving credit facility subject to pro forma compliance with the secured debt ratio financial maintenance covenant (the “Incremental Facility”). Lamar Media borrowed all $450,000 in Term A loans on May 15, 2017.  The net proceeds of the Term A loans, together with borrowing under the revolving portion of senior credit facility and cash on hand, were used to repay all outstanding amounts under the existing senior credit facility, and all revolving commitments under that facility were terminated.

On March 16, 2018, Lamar Media entered into Amendment No. 1 to the Third Amended and Restated Credit Agreement dated May 15, 2017, which amended the existing senior credit facility to establish a new $600,000 Term B Loan Facility (the “Term B loan”), which will mature on March 16, 2025.  Lamar Media borrowed the full amount of the Term B loan on March 16, 2018.  The proceeds from the Term B loan, together with available cash on hand were used to redeem in full Lamar Media’s 5 7/8% Senior Subordinated Notes due 2022.

As of December 31, 2018, the senior credit facility consisted of (i) the revolving credit facility, (ii) the Term A loans, (iii) the Term B loans and (iv) the Incremental Facility.

The Term A loans mature on May 15, 2022 and the Term B loans mature on March 16, 2025.  The remaining quarterly installments are scheduled to be paid on each March 31, June 30, September 30 and December 31 as follows:

Principal Payment Date	Term A	Term B
March 31, 2019-June 30, 2019	$5,625	$1,500
September 30, 2019-June 30, 2020	$8,438	$1,500
September 30, 2020-March 31, 2022	$16,875	$1,500
Term A Loan Maturity May 15, 2022	$253,125	$—
June 30, 2022-December 31, 2024	$—	$1,500
Term B Loan Maturity March 16, 2025	$—	$559,500

The Term loans bear interest at rates based on the Adjusted LIBO Rate (“Eurodollar term loans”) or the Adjusted Base Rate (“Base Rate term loans”), at Lamar Media’s option. Eurodollar term loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.75%; (or the Adjusted LIBO Rate plus 1.50% at any time the Total Debt Ratio is less than or equal to 3.25 to 1 for Term A loans only). Base Rate term loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.75% (or the Adjusted Base Rate plus 0.50% at any time the Total Debt Ratio is less than or equal to 3.25 to 1 for Term A loans only). The revolving credit facility bears interest at rates based on the Adjusted LIBO Rate (“Eurodollar revolving loans”) or the Adjusted Base Rate (“Base Rate revolving loans”), at Lamar Media’s option. Eurodollar revolving loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 2.25% (or the Adjusted LIBO Rate plus 2.00% at any time the Total Debt Ratio is less than or equal to 4.25 to 1; or the Adjusted LIBO Rate plus 1.75% at any time the Total Debt Ratio is less than or equal to 3.00 to 1). Base Rate revolving Loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 1.25% (or the Adjusted Base Rate plus 1.0% at any time the total debt ratio is less than or equal to 4.25 to 1, or the Adjusted Base Rate plus 0.75% at any time the Total Debt Ratio is less than or equal to 3.00 to 1). The guarantees, covenants, events of default and other terms of the senior credit facility apply to the Term A and B loans and revolving credit facility.

As of December 31, 2018, there was $280,000 outstanding under the revolving credit facility. Availability under the revolving facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $13,183 letters of credit outstanding as of December 31, 2018 resulting in $156,817 of availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to its maturity on May 15, 2022.

The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;
•	incur or repay debt;
•	create liens;
•	make investments; and
•	pay dividends.

The senior credit facility contains provisions that would allow Lamar Media to conduct its affairs in a manner that would allow Lamar Advertising to qualify and remain qualified as a REIT, including by allowing Lamar Media to make distributions to Lamar Advertising required for the Company to qualify and remain qualified for taxation as a REIT, subject to certain restrictions.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility the Company must maintain a specified senior debt ratio at all times and in addition, must satisfy a total debt ratio in order to incur debt, make distributions or make certain investments.

Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the applicable senior credit agreement provisions during the periods presented.

Accounts Receivable Securitization Program

On December 18, 2018 Lamar Media entered into a $175,000 Receivable Financing Agreement (the “AR Program”) with its wholly-owned special purpose entities, Lamar QRS Receivables, LLC and Lamar TRS Receivables, LLC (the “Special Purpose Subsidiaries”) maturing on December 17, 2021.  The AR Program is limited to the availability of eligible accounts receivable collateralizing the borrowings under the agreements governing the AR Program.

Pursuant to two separate Purchase and Sale Agreements dated December 18, 2018, each of which is among Lamar Media as initial Servicer, certain of Lamar Media’s subsidiaries and a Special Purpose Subsidiary, the subsidiaries sold substantially all of their existing and future accounts receivable balances to the Special Purpose Subsidiaries. The Special Purpose Subsidiaries use the accounts receivable balances to collateralize loans pursuant to the AR Program. Lamar Media retains the responsibility of servicing the accounts receivable balances pledged as collateral under the AR Program and provides a performance guaranty.

As of December 31, 2018 there was $175,000 outstanding on the AR Program bearing interest at approximately 3.4%. Proceeds from the AR Program were used primarily to repay outstanding amounts under our revolving credit facility. The commitment fee based on the amount of unused commitments under the AR Program was immaterial in 2018.

The AR Program is accounted for as a collateralized financing activity, rather than a sale of assets, and therefore: (i) accounts receivable balances pledged as collateral are presented as assets and the borrowings are presented as liabilities on our Consolidated Balance Sheets, (ii) our Consolidated Statements of Income and Comprehensive Income reflect the associated charges for bad debt expense (a component of general and administrative expenses) related to the pledged accounts receivable and interest expense associated with the collateralized borrowings and (iii) receipts from customers related to the underlying accounts receivable are reflected as operating cash flows and borrowings and repayments under the collateralized loans are reflected as financing cash flows within our Consolidated Statements of Cash Flows.

5 7/8% Senior Subordinated Notes

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022 (the “5 7/8% Senior Subordinated Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000. The Company used the proceeds from the Term B loans to redeem all of the 5 7/8% Notes on March 19, 2018 at a redemption price of 101.958% of the aggregate principal amount of the outstanding 5 7/8% Notes, plus accrued and unpaid interest up to but not including the redemption date. In conjunction with the redemption the Company recorded a loss on debt extinguishment of $15,429, of which $9,790 was cash, for the year ended December 31, 2018.

5% Senior Subordinated Notes

On October 30, 2012, Lamar Media completed an institutional private placement of $535,000 aggregate principal amount of 5% Senior Subordinated Notes due 2023 (the “5% Senior Subordinated Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $527,100.

Lamar Media may redeem the 5% Senior Subordinated Notes, in whole or in part, in cash at redemption prices specified in the 5% Senior Subordinated Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5% Senior Subordinated Notes at a price equal to 101% of the principal amount of the 5% Senior Subordinated Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

5 3/8% Senior Notes

On January 10, 2014, Lamar Media completed an institutional private placement of $510,000 aggregate principal amount of 5 3/8% Senior Notes due 2024 (the “5 3/8% Senior Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $502,300.

    At any time prior to January 15, 2019, Lamar Media may redeem some or all of the 5 3/8% Senior Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after January 15, 2019, Lamar Media may redeem the 5 3/8% Senior Notes, in whole or in part, in cash at redemption prices specified in the 5 3/8% Senior Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/8% Senior Notes at a price equal to 101% of the principal amount of the 5 3/8% Senior Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

5 3/4% Senior Notes

On January 28, 2016, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 5 3/4% Senior Notes due 2026 (the “5 3/4 % Senior Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $394,500.

Lamar Media may redeem up to 35% of the aggregate principal amount of the 5 3/4% Senior Notes, at any time and from time to time, at a price equal to 105.750% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 1, 2019, provided that following the redemption, at least 65% of the 5 3/4%  Senior Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 1, 2021, Lamar Media may redeem some or all of the 5 3/4% Senior Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon plus a make-whole premium. On or after February 1, 2021, Lamar Media may redeem the 5 3/4% Senior Notes, in whole or in part, in cash at redemption prices specified in the 5 3/4% Senior Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/4% Senior Notes at a price equal to 101% of the principal amount of the 5 3/4% Senior Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Long-term Debt

(5) Long-term Debt

Long-term debt consists of the following at December 31, 2018 and 2017:

	December 31, 2018
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,291,088	$11,576	$1,279,512
Accounts Receivable Securitization Program	175,000	1,168	173,832
5% Senior Subordinated Notes	535,000	4,104	530,896
5 3/8% Senior Notes	510,000	4,262	505,738
5 3/4% Senior Notes	400,000	4,754	395,246
Other notes with various rates and terms	3,464	—	3,464
	2,914,552	25,864	2,888,688
Less current maturities	(209,365)	(5,245)	(204,120)
Long-term debt, excluding current maturities	$2,705,187	$20,619	$2,684,568

	December 31, 2017
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$636,750	$7,689	$629,061
5 7/8% Senior Subordinated Notes	500,000	5,850	494,150
5% Senior Subordinated Notes	535,000	4,927	530,073
5 3/8% Senior Notes	510,000	4,982	505,018
5 3/4% Senior Notes	400,000	5,271	394,729
Other notes with various rates and terms	3,659	—	3,659
	2,585,409	28,719	2,556,690
Less current maturities	(22,797)	(5,133)	(17,664)
Long-term debt, excluding current maturities	$2,562,612	$23,586	$2,539,026

Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2019	$34,365	$5,245	$29,120
2020	$56,881	$5,368	$51,513
2021	$248,773	$5,498	$243,275
2022	$556,256	$4,064	$552,192
2023	$541,275	$2,900	$538,375
Later years	$1,477,002	$2,789	$1,474,213